Segment information	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022
Segment information
Segment information

21. Segment information

The Company operates in two reportable business segments.

The two reportable business segments offer different products and services, require different processes and are based on how the financial information is produced internally for the purposes of monitoring operating results and making decisions about resource allocation and performance assessment by the Company’s Chief Operating Decision Maker.

The following summary describes the operations of each of the Company’s reportable business segments:

●	Sale of electric boats – manufacture of customized electric boats for consumer market and sale of boat parts maintenance, and
●	Rental of electric boat – short-term rental operation and boat club membership.

Sales between segments are accounted for at prices that approximate fair value. No business segments have been aggregated to form the above reportable business segments.

	Three months ended May 31, 2023
	Sale of	Rental of	Inter-
	electric	electric	segment
	boats	boats	eliminations	Total
	$	$	$	$
Revenue from external customers	421,840	878,260	—	1,300,100
Revenue from other segments	346,954	54,619	(401,573)	—
Segment revenues	768,794	932,879	(401,573)	1,300,100
Segment gross profit	157,321	247,188	(32,158)	372,351

Segment loss before tax	(2,850,077)	(359,047)	(87,943)	(3,297,067)
Research and development	794,528	—	(42,854)	751,674
Office salaries and benefits	664,300	235,564	—	899,864

	Three months ended May 31, 2022
	Sale of	Rental of	Inter-
	electric	electric	segment
	boats	boats	eliminations	Total
	$	$	$	$
Revenue from external customers	646,232	1,368,537	—	2,014,769
Revenue from other segments	105,272	16,512	(121,784)	—
Segment revenues	751,504	1,385,049	(121,784)	2,014,769
Segment gross profit	271,869	854,620	(2,369)	1,124,120

Segment profit (loss) before tax	(2,188,967)	319,593	15,420	(1,853,954)
Research and development	32,670	—	—	32,670
Office salaries and benefits	749,455	218,671	—	968,126

	Nine months ended May 31, 2023
	Sale of	Rental of	Inter-
	electric	electric	segment
	boats	boats	eliminations	Total
	$	$	$	$
Revenue from external customers	947,937	2,583,118	—	3,531,055
Revenue from other segments	826,869	331,839	(1,158,708)	—
Segment revenues	1,774,806	2,914,957	(1,158,708)	3,531,055
Segment gross profit	(421,138)	1,227,288	(280,199)	525,951

Segment loss before tax	(16,120,375)	(485,100)	(186,449)	(16,791,924)
Research and development	5,300,530	—	(228,102)	5,072,428
Office salaries and benefits	2,014,875	710,174	—	2,725,049

	Nine months ended May 31, 2022
	Sale of	Rental of	Inter-
	electric	electric	segment
	boats	boats	eliminations	Total
	$	$	$	$
Revenue from external customers	930,126	3,045,014	—	3,975,140
Revenue from other segments	433,898	64,281	(498,179)	—
Segment revenues	1,364,024	3,109,295	(498,179)	3,975,140
Segment gross profit	237,024	1,745,821	(87,526)	1,895,319

Segment profit (loss) before tax	(9,199,678)	229,267	(42,535)	(9,012,946)
Research and development	50,179	—	—	50,179
Office salaries and benefits	1,869,128	702,820	—	2,571,948

	As at May 31, 2023
	Sale of	Rental of	Inter-
	electric	electric	segment
	boats	boats	eliminations	Total
	$	$	$	$
Segment assets	18,451,237	13,864,952	(10,412,497)	21,903,692
Cash	1,372,769	163,295	—	1,536,064
Additions to property and equipment	163,880	890,777	(175,554)	879,103
Additions to intangible assets	—	—	—	—
Segment liabilities	7,427,977	3,509,640	(1,324,391)	9,613,226

	As at August 31, 2022
	Sale of	Rental of	Inter-
	electric	electric	segment
	boats	boats	eliminations	Total
	$	$	$	$
Segment assets	24,499,107	14,039,428	(9,438,326)	29,100,209
Cash	4,146,260	1,678,456	—	5,824,716
Additions to property and equipment	412,158	859,176	(162,446)	1,108,888
Additions to intangible assets	32,202	—	—	32,202
Segment liabilities	2,023,368	3,311,128	(262,883)	5,071,613

The Company has disclosed the above amounts for each reportable segment because they are regularly reviewed by the Chief Operating Decision Maker.

26. Segment information

The Company operates in two reportable business segments.

The two reportable business segments offer different products and services, require different processes and are based on how the financial information is produced internally for the purposes of monitoring operating results and making decisions about resource allocation and performance assessment by the Company’s Chief Operating Decision Maker.

The following summary describes the operations of each of the Company’s reportable business segments:

●	Sale of electric boats – manufacture of customized electric boats for consumer market and sale of boat parts maintenance, and
●	Rental of electric boats – short-term rental operation and boat club membership.

Sales between segments are accounted for at prices that approximate fair value. No business segments have been aggregated to form the above reportable business segments.

	Year ended August 31, 2022
	Sale of	Rental of	Inter-segment
	electric boats	electric boats	eliminations	Total
	$	$	$	$
Revenue from external customers	2,557,086	4,793,860	—	7,350,946
Revenue from other segments	820,383	80,842	(901,225)	—
Segment revenues	3,377,469	4,874,702	(901,225)	7,350,946
Segment gross profit	596,570	2,839,970	(150,975)	3,285,565

Segment (loss) profit before tax	(13,632,377)	872,787	(93,852)	(12,853,442)
Research and development	2,242,794	—	—	2,242,794
Office salaries and benefits	2,384,746	951,053	—	3,335,799

	Year ended August 31, 2021
	Sale of	Rental of	Inter-segment
	electric boats	electric boats	eliminations	Total
	$	$	$	$
Revenue from external customers	2,158,240	1,355,548	—	3,513,788
Revenue from other segments	142,007	7,476	(149,483)	—
Segment revenues	2,300,247	1,363,024	(149,483)	3,513,788
Segment gross profit	640,228	1,003,596	(39,642)	1,604,182

Segment (loss) profit before tax	(15,517,319)	541,257	(32,255)	(15,008,317)
Research and development	1,489,953	—	—	1,489,953
Office salaries and benefits	1,555,014	199,599	—	1,754,613

	August 31, 2022
	Sale of	Rental of	Sale of
	electric boats	electric boats	electric boats	Total
	$	$	$	$
Segment assets	24,499,107	14,039,428	(9,438,326)	29,100,209
Cash	4,146,260	1,678,456	—	5,824,716
Additions to property and equipment	412,158	859,176	(162,446)	1,108,888
Additions to intangible assets	32,202	—	—	32,202
Segment liabilities	2,023,368	3,311,128	(262,883)	5,071,613

	August 31, 2021
	Sale of	Rental of	Sale of
	electric boats	electric boats	electric boats	Total
	$	$	$	$
Segment assets	35,175,599	12,734,296	(9,108,603)	38,801,292
Cash	17,210,266	937,555	—	18,147,821
Additions to property and equipment	432,547	145,275	(33,468)	544,354
Additions to intangible assets	1,102,662	—	—	1,102,662
Segment liabilities	2,400,829	2,938,746	(63,470)	5,276,105

The Company has disclosed the above amounts for each reportable segment because they are regularly reviewed by the Chief Operating Decision Maker.